20. Employees benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfEmployeeBenefitsLineItems [Line Items]
Actuarial gains/(losses) on obligations	R$ 357,046	R$ (783,494)	R$ 203,967
Gains/(losses) on financial assets	52,083	192,458	(136,389)
Total gains/(losses)	409,129	(591,036)	67,578
Deferred income tax and social contribution - G1 Plan	(121,582)	118,770	(31,212)
Valuation adjustments to equity	287,547	(472,266)	36,366
Funded plan - G1
SummaryOfEmployeeBenefitsLineItems [Line Items]
Actuarial gains/(losses) on obligations	305,511	(541,783)	228,191
Gains/(losses) on financial assets	52,083	192,458	(136,389)
Total gains/(losses)	357,594	(349,325)	91,802
Deferred income tax and social contribution - G1 Plan	(121,582)	118,770	(31,212)
Valuation adjustments to equity	236,012	(230,555)	60,590
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Actuarial gains/(losses) on obligations	51,535	(241,711)	(24,224)
Gains/(losses) on financial assets	0	0	0
Total gains/(losses)	51,535	(241,711)	(24,224)
Deferred income tax and social contribution - G1 Plan	0	0	0
Valuation adjustments to equity	R$ 51,535	R$ (241,711)	R$ (24,224)